UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio
June 30, 2015
unaudited
Common stocks 93.04% Consumer discretionary 17.52%	Shares	Value (000)
Amazon.com, Inc.[1]	3,758,000	$1,631,310
Naspers Ltd., Class N	6,111,560	951,949
Priceline Group Inc.[1]	635,900	732,156
Liberty Global PLC, Class C1	7,145,100	361,756
Liberty Global PLC, Class A1	5,192,500	280,759
Home Depot, Inc.	5,532,100	614,782
Walt Disney Co.	3,800,000	433,732
Burberry Group PLC	14,039,591	346,558
CBS Corp., Class B	6,020,650	334,146
Twenty-First Century Fox, Inc., Class A	9,230,000	300,390
The Swatch Group AG, non-registered shares	444,118	172,954
The Swatch Group AG	1,547,270	116,176
Royal Caribbean Cruises Ltd.	3,450,000	271,481
Tesla Motors, Inc.[1]	1,000,000	268,260
Time Warner Inc.	2,933,700	256,435
Starbucks Corp.	4,640,200	248,784
Toyota Motor Corp.	3,671,300	246,073
Delphi Automotive PLC	2,785,900	237,052
NIKE, Inc., Class B	2,101,300	226,982
MGM Resorts International[1]	10,759,700	196,365
Publicis Groupe SA	2,542,039	187,950
Tiffany & Co.	1,884,100	172,960
Industria de Diseño Textil, SA	5,218,285	169,612
DENSO Corp.	3,382,200	168,467
Norwegian Cruise Line Holdings Ltd.[1]	2,937,000	164,590
Suzuki Motor Corp.	4,535,200	153,230
adidas AG	1,964,678	150,366
Expedia, Inc.	1,300,000	142,155
Carnival Corp., units	2,502,000	123,574
Johnson Controls, Inc.	2,332,000	115,504
lululemon athletica inc.[1]	1,546,100	100,960
Daimler AG	1,060,700	96,541
Netflix, Inc.[1]	125,000	82,118
Honda Motor Co., Ltd.	2,500,000	80,923
Christian Dior SE	370,000	72,228
LVMH Moet Hennessy Vuitton SE	405,000	70,955
Electrolux AB, Series B	1,826,700	57,248
HUGO BOSS AG	505,000	56,441
Wynn Macau, Ltd.	21,409,600	35,740
Whirlpool Corp.	157,300	27,221
		10,456,883
Health care 15.11%
Novo Nordisk A/S, Class B	56,236,585	3,063,982
Regeneron Pharmaceuticals, Inc.[1]	2,265,150	1,155,521
Novartis AG	6,815,000	671,696
Bayer AG	3,875,000	542,381
New Perspective Fund — Page 1 of 10

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals Inc.[1]	3,859,000	$476,509
Merck & Co., Inc.	7,730,000	440,069
Incyte Corp.[1]	3,836,800	399,833
Medtronic PLC	3,824,100	283,366
Bristol-Myers Squibb Co.	3,912,000	260,304
Cerner Corp.[1]	3,072,800	212,208
AstraZeneca PLC	3,357,100	211,996
Boston Scientific Corp.[1]	11,626,200	205,784
Gilead Sciences, Inc.	1,732,000	202,783
Roche Holding AG	661,486	185,367
Receptos, Inc.[1]	811,900	154,302
Grifols, SA, Class B (ADR)	2,736,792	84,758
Grifols, SA, Class B, preferred nonvoting, non-registered shares	2,148,659	66,653
Biogen Inc.[1]	351,000	141,783
UCB SA	1,204,204	86,444
Hologic, Inc.[1]	1,990,000	75,739
Fresenius SE & Co. KGaA	825,600	52,970
Sonova Holding AG	308,658	41,729
		9,016,177
Information technology 14.53%
Microsoft Corp.	21,610,000	954,081
Taiwan Semiconductor Manufacturing Co., Ltd.	170,482,994	776,317
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,000,000	68,130
ASML Holding NV	5,538,381	572,373
ASML Holding NV (New York registered)	2,564,870	267,080
Murata Manufacturing Co., Ltd.	4,629,000	807,905
Google Inc., Class C1	599,620	312,108
Google Inc., Class A1	390,900	211,102
Avago Technologies Ltd.	3,551,000	472,034
MasterCard Inc., Class A	4,900,000	458,052
Visa Inc., Class A	6,061,200	407,010
Texas Instruments Inc.	6,641,662	342,112
VeriSign, Inc.[1]	5,515,044	340,388
Naver Corp.	598,000	339,891
Nintendo Co., Ltd.	1,920,800	321,271
Hewlett-Packard Co.	8,500,000	255,085
Alcatel-Lucent[1]	65,349,330	238,089
salesforce.com, inc.[1]	3,217,000	224,000
Amphenol Corp., Class A	3,132,000	181,562
NetSuite Inc.[1]	1,753,412	160,876
Trend Micro Inc.	4,585,800	157,000
Cognizant Technology Solutions Corp., Class A1	2,166,200	132,333
Oracle Corp.	2,801,300	112,892
Jabil Circuit, Inc.	5,256,700	111,915
Analog Devices, Inc.	1,615,000	103,659
Apple Inc.	826,000	103,601
TDK Corp.	1,152,400	88,230
Gemalto NV	826,700	73,621
TE Connectivity Ltd.	521,875	33,557
ARM Holdings PLC	1,670,000	27,211
Trimble Navigation Ltd.[1]	945,000	22,170
		8,675,655
New Perspective Fund — Page 2 of 10

unaudited
Common stocks Financials 11.71%	Shares	Value (000)
AIA Group Ltd.	127,676,400	$835,907
CME Group Inc., Class A	7,429,332	691,374
JPMorgan Chase & Co.	7,720,000	523,107
ACE Ltd.	4,618,800	469,639
ICICI Bank Ltd. (ADR)	34,633,500	360,881
ICICI Bank Ltd.	17,170,000	83,046
Prudential PLC	17,986,141	433,096
Goldman Sachs Group, Inc.	1,882,100	392,964
Moody’s Corp.	3,411,400	368,295
American Express Co.	4,475,000	347,797
ORIX Corp.	20,419,440	303,826
Tokio Marine Holdings, Inc.	7,032,500	292,712
AXA SA	9,802,650	247,312
ING Groep NV, depository receipts	14,635,000	241,637
Sumitomo Mitsui Financial Group, Inc.	5,021,000	223,962
Morgan Stanley	4,750,000	184,252
Intercontinental Exchange, Inc.	544,600	121,778
HSBC Holdings PLC (GBP denominated)	13,132,500	117,637
Sampo Oyj, Class A	2,299,900	108,331
DNB ASA	6,204,318	103,505
BNP Paribas SA	1,428,750	86,252
Weyerhaeuser Co.[1]	2,270,000	71,505
McGraw Hill Financial, Inc.	697,000	70,014
UniCredit SpA[1]	10,000,000	67,170
Allianz SE	400,000	62,298
Banco Santander, SA1	8,261,547	57,694
Bank of Nova Scotia	1,100,000	56,779
Deutsche Bank AG	1,226,667	36,855
Banco Bilbao Vizcaya Argentaria, SA	2,918,355	28,605
		6,988,230
Industrials 11.42%
United Continental Holdings, Inc.[1]	11,760,000	623,397
Delta Air Lines, Inc.	15,000,000	616,200
United Technologies Corp.	5,227,900	579,931
Boeing Co.	3,548,400	492,234
KONE Oyj, Class B	8,620,300	349,816
American Airlines Group Inc.	8,277,700	330,570
Geberit AG	925,000	308,383
Ryanair Holdings PLC (ADR)	3,869,499	276,089
General Electric Co.	9,460,300	251,360
Airbus Group SE, non-registered shares	3,481,724	225,909
Eaton Corp. PLC	3,078,900	207,795
ASSA ABLOY AB, Class B	11,034,600	207,784
Safran SA	2,910,840	197,273
Towers Watson & Co., Class A	1,540,800	193,833
FANUC CORP.	921,800	188,902
Schneider Electric SE	2,491,490	172,019
Nielsen NV	3,748,400	167,816
Kawasaki Heavy Industries, Ltd.	33,421,000	155,929
Rolls-Royce Holdings PLC[1]	10,350,000	141,483
Honeywell International Inc.	1,345,000	137,150
Danaher Corp.	1,468,700	125,706
Michael Page International PLC	14,279,900	122,283
Adecco SA	1,324,114	107,493
New Perspective Fund — Page 3 of 10

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Jardine Matheson Holdings Ltd.	1,876,000	$106,463
International Consolidated Airlines Group, SA (CDI)[1]	13,055,000	101,476
Caterpillar Inc.	1,160,000	98,391
Hexcel Corp.	1,887,942	93,906
Abertis Infraestructuras, SA, Class A	4,640,000	76,093
Abertis Infraestructuras, SA, Class A, non-registered interim shares[1,2]	232,000	3,805
Cummins Inc.	362,000	47,491
Larsen & Toubro Ltd.	1,683,543	47,133
Kubota Corp.	2,469,000	39,168
Atlas Copco AB, Class B	975,423	24,298
		6,817,579
Consumer staples 10.27%
Associated British Foods PLC	15,068,556	679,751
British American Tobacco PLC	11,339,500	608,457
Pernod Ricard SA	4,768,616	550,768
Nestlé SA	6,712,300	484,604
Coca-Cola Co.	9,316,100	365,471
Philip Morris International Inc.	4,289,000	343,849
Unilever NV, depository receipts	7,473,500	311,236
Shiseido Co., Ltd.	13,065,400	296,570
Costco Wholesale Corp.	1,940,000	262,016
Kao Corp.	5,058,000	235,284
Seven & i Holdings Co., Ltd.	5,460,000	234,666
SABMiller PLC	4,191,308	217,588
Walgreens Boots Alliance, Inc.	2,535,000	214,055
L’Oréal SA, non-registered shares	1,030,433	183,805
Mondelez International, Inc.	4,309,000	177,272
Shoprite Holdings Ltd.	8,662,412	123,535
Danone SA	1,860,121	120,257
Coca-Cola HBC AG (CDI)	5,374,317	115,519
Colgate-Palmolive Co.	1,624,000	106,226
Procter & Gamble Co.	1,134,000	88,724
Alimentation Couche-Tard Inc., Class B	2,000,000	85,556
Anheuser-Busch InBev NV	618,700	74,149
PepsiCo, Inc.	759,600	70,901
Japan Tobacco Inc.	1,912,800	68,152
Unilever PLC	677,000	29,040
United Spirits Ltd.[1]	511,642	27,165
Casino, Guichard-Perrachon SA	302,700	22,931
Orion Corp.	19,255	18,091
Avon Products, Inc.	1,990,100	12,458
		6,128,096
Materials 3.10%
Newmont Mining Corp.	8,000,000	186,880
FMC Corp.	3,416,000	179,511
First Quantum Minerals Ltd.	13,337,300	174,378
Praxair, Inc.	1,410,000	168,565
Holcim Ltd.[1]	2,173,140	160,379
Rio Tinto PLC	3,735,000	153,406
Koninklijke DSM NV	2,227,147	129,113
Linde AG	676,727	128,181
Barrick Gold Corp.	11,240,000	119,818
Dow Chemical Co.	1,580,000	80,849
New Perspective Fund — Page 4 of 10

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Glencore PLC	16,985,000	$68,134
Potash Corp. of Saskatchewan Inc.	2,200,000	68,134
Monsanto Co.	633,600	67,535
Mosaic Co.	1,433,000	67,136
BHP Billiton Ltd. (ADR)	1,000,000	40,710
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	3,491,762	31,985
Impala Platinum Holdings Ltd.	3,865,000	17,250
Vale SA, ordinary nominative (ADR)	1,412,000	8,317
South32 Ltd. (ADR)[1]	328,320	2,203
		1,852,484
Energy 2.70%
Enbridge Inc. (CAD denominated)	5,376,181	251,419
Oil Search Ltd.	35,849,462	197,213
EOG Resources, Inc.	2,194,316	192,112
Noble Energy, Inc.	3,330,000	142,124
Canadian Natural Resources, Ltd.	5,105,000	138,558
FMC Technologies, Inc.[1]	3,293,000	136,627
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	12,428,564	112,479
Weatherford International PLC[1]	5,990,000	73,497
Chevron Corp.	689,900	66,555
Cobalt International Energy, Inc.[1]	6,257,512	60,760
Royal Dutch Shell PLC, Class B	1,630,998	46,308
Royal Dutch Shell PLC, Class B (ADR)	200,000	11,470
Royal Dutch Shell PLC, Class A (GBP denominated)	19,430	546
Cenovus Energy Inc. (CAD denominated)	1,772,600	28,342
Cenovus Energy Inc.	1,677,400	26,855
BG Group PLC	3,129,000	52,090
Halliburton Co.	1,000,000	43,070
Ensco PLC, Class A	1,355,000	30,176
		1,610,201
Telecommunication services 1.46%
SoftBank Corp.	5,678,334	334,478
BT Group PLC	21,522,000	152,242
América Móvil, SAB de CV, Series L (ADR)	5,490,700	117,007
Singapore Telecommunications Ltd.	36,020,000	112,592
Vodafone Group PLC	30,246,900	109,237
Orange SA	3,000,000	46,188
		871,744
Utilities 0.30%
Cheung Kong Infrastructure Holdings Ltd.	15,642,000	121,479
AES Corp.	4,540,000	60,200
		181,679
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		2,937,830
Total common stocks (cost: $34,672,519,000)		55,536,558
New Perspective Fund — Page 5 of 10

unaudited
Convertible bonds 0.01% Consumer staples 0.01%	Principal amount (000)	Value (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR43,260	$3,931
Total convertible bonds (cost: $5,605,000)		3,931
Bonds, notes & other debt instruments 0.13% U.S. Treasury bonds & notes 0.13% U.S. Treasury 0.13%
U.S. Treasury 0.25% 2015	$76,470	76,524
Total bonds, notes & other debt instruments (cost: $76,503,000)		76,524
Short-term securities 6.77%
Abbott Laboratories 0.12% due 8/20/2015[3]	49,500	49,494
AstraZeneca PLC 0.10%–0.11% due 7/24/2015–8/7/2015[3]	57,500	57,494
Bank of Nova Scotia 0.18%–0.20% due 7/13/2015–9/1/2015[3]	231,400	231,378
BASF AG 0.20%–0.23% due 9/28/2015–10/20/2015[3]	80,750	80,696
Caterpillar Financial Services Corp. 0.12% due 9/2/2015	50,000	49,984
Chariot Funding, LLC 0.32%–0.39% due 11/19/2015–12/7/2015[3]	34,300	34,244
Ciesco LLC 0.16% due 8/6/2015	67,000	66,990
Coca-Cola Co. 0.13%–0.30% due 8/27/2015–1/7/2016[3]	150,000	149,846
Commonwealth Bank of Australia 0.17% due 8/18/2015[3]	50,000	49,991
Electricité de France 0.17% due 7/7/2015[3]	65,100	65,098
Fannie Mae 0.10%–0.17% due 7/1/2015–1/8/2016	531,000	530,871
Federal Farm Credit Banks 0.23%–0.26% due 2/22/2016–3/9/2016	150,000	149,816
Federal Home Loan Bank 0.07%–0.21% due 7/8/2015–1/26/2016	799,100	798,990
Freddie Mac 0.10%–0.27% due 7/7/2015–2/8/2016	382,700	382,644
Gotham Funding Corp. 0.17%–0.19% due 7/20/2015–8/4/2015[3]	115,000	114,982
John Deere Capital Corp. 0.12% due 7/10/2015[3]	57,000	56,998
Jupiter Securitization Co., LLC 0.31% due 11/9/2015[3]	50,000	49,938
KfW 0.15%–0.17% due 7/23/2015–10/29/2015[3]	75,000	74,966
National Australia Bank Ltd. 0.14%–0.18% due 7/14/2015–9/1/2015[3]	58,700	58,694
Nordea Bank AB 0.19%–0.34% due 7/14/2015–11/17/2015[3]	150,700	150,622
Old Line Funding, LLC 0.27% due 8/13/2015[3]	35,000	34,993
Province of Ontario 0.14% due 9/9/2015	50,000	49,989
Reckitt Benckiser Treasury Services PLC 0.22%–0.23% due 10/5/2015–10/14/2015[3]	45,000	44,969
Sumitomo Mitsui Banking Corp. 0.25% due 8/18/2015[3]	50,000	49,987
Svenska Handelsbanken Inc. 0.18% due 7/2/2015–7/8/2015[3]	136,000	135,998
Thunder Bay Funding, LLC 0.31%–0.37% due 11/6/2015–12/4/2015[3]	111,000	110,842
Toronto-Dominion Holdings USA Inc. 0.15%–0.42% due 7/14/2015–12/1/2015[3]	213,000	212,840
Toyota Motor Credit Corp. 0.21% due 10/8/2015	50,000	49,973
Victory Receivables Corp. 0.21% due 9/24/2015[3]	50,000	49,970
Westpac Banking Corp. 0.20%–0.31% due 9/10/2015–12/11/2015[3]	100,000	99,905
Total short-term securities (cost: $4,042,784,000)		4,043,202
Total investment securities 99.95% (cost: $38,797,411,000)		59,660,215
Other assets less liabilities 0.05%		30,825
Net assets 100.00%		$59,691,040
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New Perspective Fund — Page 6 of 10

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $436,869,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	7/9/2015	Citibank	$17,879	¥2,200,000	$(99)
Japanese yen	7/9/2015	Bank of America, N.A.	$15,749	¥1,950,000	(186)
Japanese yen	7/13/2015	JPMorgan Chase	$11,122	¥1,378,000	(139)
Japanese yen	7/14/2015	HSBC Bank	$32,069	¥3,850,000	606
Japanese yen	7/29/2015	Bank of America, N.A.	$40,994	¥5,024,000	(72)
Japanese yen	8/6/2015	Citibank	$76,129	¥9,400,000	(713)
Japanese yen	8/10/2015	Bank of America, N.A.	$11,087	¥1,379,000	(187)
Japanese yen	8/13/2015	Citibank	$17,614	¥2,100,000	446
Japanese yen	8/14/2015	UBS AG	$11,279	¥1,378,000	14
Japanese yen	8/19/2015	Bank of New York Mellon	$50,852	¥6,065,000	1,265
Japanese yen	9/4/2015	Bank of America, N.A.	$172,110	¥21,300,000	(2,074)
					$(1,139)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended June 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
VeriSign, Inc.[1,4]	8,077,444	—	2,562,400	5,515,044	$—	$—

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,805,000, which represented .01% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,963,945,000, which represented 3.29% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2015.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 7 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
New Perspective Fund — Page 8 of 10

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$10,456,883	$—	$—	$10,456,883
Health care	9,016,177	—	—	9,016,177
Information technology	8,675,655	—	—	8,675,655
Financials	6,988,230	—	—	6,988,230
Industrials	6,813,774	3,805	—	6,817,579
Consumer staples	6,128,096	—	—	6,128,096
Materials	1,852,484	—	—	1,852,484
Energy	1,610,201	—	—	1,610,201
Telecommunication services	871,744	—	—	871,744
Utilities	181,679	—	—	181,679
Miscellaneous	2,937,830	—	—	2,937,830
Convertible bonds	—	3,931	—	3,931
Bonds, notes & other debt instruments	—	76,524	—	76,524
Short-term securities	—	4,043,202	—	4,043,202
Total	$55,532,753	$4,127,462	$—	$59,660,215

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,331	$—	$2,331
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,470)	—	(3,470)
Total	$—	$(1,139)	$—	$(1,139)
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,868,402
Gross unrealized depreciation on investment securities	(1,076,151)
Net unrealized appreciation on investment securities	20,792,251
Cost of investment securities	38,867,964

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
ZAR = South African rand
New Perspective Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-007-0815O-S49233	New Perspective Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2015